Interest Income	12 Months Ended
Dec. 31, 2011
Interest Income Disclosure [Abstract]
Interest Income [Text Block]

22.	Interest Income:

Interest income for the year ended December 31, 2011 of $60 represents interest earned on term deposits at an annualized interest rate ranging from 0.08% to 6.00%. Interest income for the year ended December 31, 2010 of $358 represents interest earned on term deposits at an annualized interest rate ranging from 0.20% to 2.20%. Interest income for the year ended December 31, 2009 of $430 represents interest earned on term deposits at an annualized interest rate ranging from 0.35% to 1.40%.